GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2025
GUARANTEE LIABILITIES.
GUARANTEE LIABILITIES

11.GUARANTEE LIABILITIES

The movement of guarantee liabilities during 2024 and 2025 is as follows:

Guarantee liabilities-stand ready

RMB
As of January 1, 2024	3,949,601
Provision at the inception of new loans	2,350,319
Released into revenue	(3,916,718)
As of December 31, 2024	2,383,202

As of January 1, 2025	2,383,202
Provision at the inception of new loans	3,549,392
Released into revenue	(3,617,729)
As of December 31, 2025	2,314,865

11.GUARANTEE LIABILITIES – continued

Guarantee liabilities-contingent

RMB
As of January 1, 2024	3,207,264
Provision for contingent liabilities	478,404
Net payout (1)	(1,865,318)
As of December 31, 2024	1,820,350

As of January 1, 2025	1,820,350
Provision for contingent liabilities	1,667,742
Net payout (1)	(1,615,943)
As of December 31, 2025	1,872,149
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans
December 31, 2024 (RMB):	200,765	96,403	10,661	—	24,515,488	24,823,317
December 31, 2025 (RMB):	367,325	193,948	11,612	—	21,846,082	22,418,967

As of December 31, 2024 and 2025, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB24,823,317 and RMB22,418,967, respectively. The approximate term of guarantee compensation service ranged from 1 month to 36 months as of December 31, 2024 and 2025, respectively. As of December 31, 2024 and 2025, the contractual amounts of the outstanding loans (excluding loans that are written off) that have been compensated by the Group and therefore no longer subject to guarantee were estimated to be RMB2,509,177 and RMB2,413,098, respectively.